Gains or losses on financial assets and liabilities - Financial liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Financial liabilities at fair value	€ 138,401	€ 167,240	€ 149,028
Deposits
Financial instruments
Financial liabilities at fair value	65,304	84,724	48,863
Deposits - Central banks
Financial instruments
Financial liabilities at fair value	14,816	9,142	10,463
Deposits - Credit institutions
Financial instruments
Financial liabilities at fair value	10,891	18,458	5,059
Deposits - Customers
Financial instruments
Financial liabilities at fair value	39,597	57,124	33,341
Marketable debt securities
Financial instruments
Financial liabilities at fair value	2,305	3,056	2,791
Short positions
Financial instruments
Financial liabilities at fair value	15,002	20,979	23,005
Derivatives
Financial instruments
Financial liabilities at fair value	55,341	57,892	€ 74,369
Other financial liabilities
Financial instruments
Financial liabilities at fair value	€ 449	€ 589